INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount	$ 28,770	$ 27,019
Accumulated Amortization	23,132	21,443
Net Book Value	5,638	5,576
Customers relationships & Other [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	8,468	8,427
Net Book Value	266	307
IP & Technology [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	5,605	5,252
Net Book Value	1,414	1,767
Capitalized software development costs [Member]
Carrying Amount	13,017	11,266
Accumulated Amortization	9,059	7,764
Net Book Value	$ 3,958	$ 3,502